Contingencies, Commitments and Guarantees (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Loss Contingencies [Line Items]
2012	$ 425
2013	386
2014	332
2015	283
2016	223
Thereafter	921
Operating Leases, Future Minimum Payments Due [Abstract]
Gross rental payments 2012	337
Gross rental payments 2013	279
Gross rental payments 2014	202
Gross rental payments 2015	172
Gross rental payments 2016	145
Gross rental payments thereafter	917
Sublease Income [Member]
Loss Contingencies [Line Items]
2012	17
2013	20
2014	12
2015	12
2016	12
Thereafter	$ 74